Oct. 31, 2024
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses(1)	0.33%
Total Annual Fund Operating Expenses	1.13%
Less Fee Waiver(2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.98%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.98%. This commitment may not be changed or terminated at any time before October 31, 2026 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$100	$329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover rate is available.

Principal Investment Strategies

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities of any market capitalization. Equity and equity-related securities include, without limitation, common stocks and derivatives that provide investment exposure to equity securities. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may focus its investments in any market capitalization range, and may change the allocation of its investments at any time.

Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities. Equity securities are common stocks, preferred securities, warrants, rights, convertible securities and depositary receipts.

The Fund invests in a portfolio of securities the Adviser or the applicable sub-adviser believes has the potential for long-term capital appreciation. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

Securities in which the Fund may invest may be issued by issuers, in any sector, located in developed, emerging market or developing market countries. The Fund also may invest in other investment companies, including exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options and other derivative instruments, to seek to increase or seek to hedge, or protect, its exposure to, for example, currency value fluctuation or movements in the securities markets.

The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund’s portfolio is constructed by combining the investment styles and strategies of the Adviser and sub-advisers that have been engaged by the Fund and the Adviser.

The Fund may employ a quantitative strategy. Under a quantitative strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $250 million.

The Adviser makes the day-to-day investment decisions for portions of the Fund’s portfolio. In addition, each sub-adviser manages its allocated portion of the Fund’s portfolio by providing a model portfolio to the Adviser on an ongoing basis. The model portfolio of each sub-adviser represents such sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund and the recommended weightings of such securities. The Adviser then implements the investment recommendations of the sub-advisers and constructs a portfolio for the Fund that represents the aggregation of the Adviser’s portions of the Fund’s portfolio and the model portfolios of the sub-advisers, with the weighting of each sub-adviser’s model in the total portfolio determined by the Adviser.

Each sub-adviser will use its research and securities selection processes in constructing its model portfolio. The Adviser will generally invest in the component securities of the model portfolio provided by the sub-adviser and will generally invest in such securities in the same proportion as the model portfolio, which model portfolio is subject to change from time to time. However, the Adviser, in its discretion, may vary from the model portfolios under certain circumstances, such as when the Adviser believes that the securities or weightings are not appropriate for seeking to achieve the Fund’s investment objective, for tax or risk management purposes, based on overall portfolio characteristics, limitations (regulatory or otherwise) or other factors or to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives.

The Adviser may adjust the weighting of Fund assets allocated to each sub-adviser’s model at any time.

Performance Information

The Fund had not yet commenced investment operations as of the date of the Prospectus and does not have a full calendar year of performance. Accordingly, no performance information is shown. Performance information will be available after the Fund has a full calendar year of performance.